Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Revolving loan, debt discount	$ 0	$ 90,758
Notes payble, debt discount		0	91,120
Convertible notes payable, debt discount	$ 2,291	$ 93,168
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued				5,000,000	5,000,000	0	0	0	0
Preferred stock, shares outstanding				5,000,000	5,000,000	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	222,836,421	203,906,421	168,262,920
Common stock, outstanding	222,836,421	203,906,421	168,262,920